Schedule I Condensed Non-Consolidated Financial Information of Registrant - Long-term debt (Details)			1 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares	May 31, 2019 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Total principal					$ (2,087,083,000)	$ (2,867,120,000)
Less unamortized discount and debt issuance costs					(31,976,000)	(39,968,000)
Long-term Debt					2,055,107,000	2,827,152,000
Long-term Debt, Current Maturities					(261,366,000)	(523,312,000)
Long-term Debt, Excluding Current Maturities					1,793,741,000	2,303,840,000
Repurchased aggregate principal amount					305,971,000	233,734,000	$ 671,803,000
Gain (loss) on bond repurchases					1,470,000	(10,601,000)	(1,772,000)
Teekay Parent
Debt Instrument [Line Items]
Total principal					(355,579,000)	(411,712,000)
Less unamortized discount and debt issuance costs					(15,646,000)	(25,061,000)
Long-term Debt					339,933,000	386,651,000
Long-term Debt, Current Maturities					0	(36,674,000)
Long-term Debt, Excluding Current Maturities					339,933,000	349,977,000
Repurchased aggregate principal amount					36,712,000	480,851,000	$ 85,654,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Total principal					(243,395,000)	(250,000,000)
Debt instrument, principal amount			$ 250,000,000.0
Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Total principal					(243,395,000)	(250,000,000)
Debt instrument, principal amount			250,000,000.0
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal					0	(36,712,000)
Debt instrument, principal amount				$ 200,000,000				$ 450,000,000
Percentage over par at which notes sold				99.00%
Repayments of senior debt						613,300,000
Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Debt Instrument [Line Items]
Total principal					0	(36,712,000)
Debt instrument, principal amount				$ 200,000,000				$ 450,000,000
Percentage over par at which notes sold				99.00%
Repayments of senior debt						613,300,000
Gain (loss) on bond repurchases					1,500,000
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Total principal					(112,184,000)	(125,000,000)
Debt instrument, principal amount		$ 125,000,000.0
Debt interest rate		5.00%
Conversion price (in dollars per share) | $ / shares		$ 11.70
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Net proceeds of convertible debt	$ 104,600,000
Remaining amount of net proceeds allocation to conversion feature		$ 16,100,000
Debt Instrument, Term	5 years
Convertible Senior Notes (5%) due January 15, 2023 | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Convertible Senior Notes (5%) due January 15, 2023 | Teekay Parent
Debt Instrument [Line Items]
Total principal					$ (112,184,000)	$ (125,000,000)
Debt instrument, principal amount		$ 125,000,000.0
Debt interest rate					5.00%	5.00%
Conversion price (in dollars per share) | $ / shares		$ 11.70
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Net proceeds of convertible debt	$ 104,600,000
Remaining amount of net proceeds allocation to conversion feature		$ 16,100,000
Debt Instrument, Term	5 years
Convertible Senior Notes (5%) due January 15, 2023 | Teekay Parent | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Repayments of senior debt			$ 460,900,000
Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Number of vessels					3
Convertible Senior Notes (5%) due January 15, 2023 | Convertible Debt [Member] | Teekay Parent
Debt Instrument [Line Items]
Debt interest rate		5.00%
Common Stock | Teekay Parent
Debt Instrument [Line Items]
Sale of stock (in dollars per share) | $ / shares							$ 9.75
Debt Instrument, Redemption, Period One [Member] | Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.625%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.625%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.313%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.313%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Fpso Unit [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Number of vessels					2
Fpso Unit [Member] | Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Number of vessels					2